Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	24.71%		13.56%		10.65%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	24.87%		13.69%	12.96%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	30.02%		10.47%		9.95%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	30.19%		10.61%	11.63%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	16.77%		7.63%		6.73%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	16.92%		7.78%	7.22%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	20.96%	5.03%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	26.76%		9.39%		8.78%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	25.88%		9.29%		8.22%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	26.76%		9.39%	9.72%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	25.88%		9.29%	8.80%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	36.35%		15.98%		13.38%
iShares Russell 1000 Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares® Russell 1000 Value ETF
Average Annual Return, Percent	27.51%		10.51%		9.05%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	36.35%		15.98%	15.44%
iShares® Russell 1000 Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares® Russell 1000 Value ETF
Average Annual Return, Percent	27.51%		10.51%	10.36%
MSCI EAFE® (LOC) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Index
Average Annual Return, Percent	17.53%		8.78%		7.39%
MSCI EAFE® (LOC) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Value Index
Average Annual Return, Percent	16.00%		8.88%		6.35%
MSCI EAFE® (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Average Annual Return, Percent	24.77%		8.20%		5.71%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Average Annual Return, Percent	23.14%		8.27%		4.56%
MSCI EAFE® (LOC) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Index
Average Annual Return, Percent	17.53%		8.78%	8.53%
MSCI EAFE® (LOC) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (LOC) Value Index
Average Annual Return, Percent	16.00%		8.88%	7.74%
MSCI EAFE® (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Average Annual Return, Percent	24.77%		8.20%	7.92%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Average Annual Return, Percent	23.14%		8.27%	7.12%
MSCI EAFE® (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Average Annual Return, Percent	24.77%	6.87%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Average Annual Return, Percent	23.14%	7.01%